Share-Based Compensation - RSUs movement (Details) - RSUs $ in Thousands		6 Months Ended	12 Months Ended
	Apr. 02, 2018 EquityInstruments	Jun. 30, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the period | EquityInstruments		425,702
Granted during the period | EquityInstruments	149,786	149,786
Forfeited during the period | EquityInstruments		(1,179)
Vested during the period | EquityInstruments		(86,136)
Outstanding at end of the period | EquityInstruments		488,173	425,702
Weighted average contractual life
Outstanding		1 year 7 months 17 days	1 year 4 months 21 days
Aggregate fair value
Outstanding at the beginning of the period | $		$ 5,636
Granted during the period | $		2,441
Forfeited during the period | $		(14)
Vested during the period | $		(1,655)
Outstanding at the end of the period | $		$ 6,408	$ 5,636